STOCK-BASED COMPENSATION ( Fair Value of Each Option on The Date of Grant) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	65.00%	79.00%	70.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 7 days	6 years 1 month 9 days	6 years 1 month 9 days
Risk free interest rate, minimum	1.06%	0.62%	1.65%
Risk free interest rate, maximum	1.11%	0.82%	1.91%